SUPPLEMENTAL CASH FLOW INFORMATION - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Cash	$ 707,206	$ 332,227	$ 231,596
Cash exposed to movements in foreign exchange rates	$ 686,481	$ 324,483